SHARE-BASED PAYMENT (Tables)	6 Months Ended
Jun. 30, 2025
SHARE-BASED PAYMENT
Summary of assumptions used for estimating fair value of share-based awards, granted

	For the period of
	six months ended
	June 30,
	2025	2024
	(unaudited)	(unaudited)
Weighted average expected term (years)	5.40-5.84	5.44-6.11
Interest rate	4.15%	4.24%
Volatility	51.77%-52.68%	47.29%-48.21%
Dividend yield	0%	0%

Summary of share-based compensation expense was recorded in the statement of profit or loss and other comprehensive income (loss)

	For the period of
	six months ended
	June 30,
	2025	2024
	(unaudited)	(unaudited)
Cost of revenue	$180	$190
Research and development	411	318
Selling and marketing	461	403
General and administrative	456	683
	$1,508	$1,594

Summary of changes in outstanding share options

	For the period of six months
	ended June 30,
	2025 (unaudited)		2024 (unaudited)
		Weighted		Weighted
	Number	average	Number	average
	of options	exercise price	of options	exercise price
		$		$
Options at beginning of the period	4,197,242	3.35	4,908,983	3.25
Granted	11,420	0.01	18,100	0.01
Exercised	(487,808)	1.08	(271,036)	0.91
Forfeited	(170,703)	4.13	(205,828)	3.67
Options outstanding at end of the period	3,550,151	3.62	4,450,219	3.36
Options exercisable at end of the period	2,854,560	3.59	3,182,050	2.83

Summary of changes in outstanding RSU

	For the period of six months
	ended June 30
	2025 (unaudited)		2024 (unaudited)
		Weighted-		Weighted-
	Number	average fair	Number	average fair
	of Units	value	of Units	value
		$		$
Units at beginning of the period	2,521,360	2.01	919,750	2.76
Granted	1,099,650	2.10	382,988	2.86
Vested	(380,404)	2.54	(41,775)	2.36
Cancelled	(314,242)	2.11	(102,013)	2.74
Units outstanding at end of year	2,926,364	1.96	1,158,950	2.80